Investment for Funds at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2026
Investment for Funds at Fair Value through Profit or Loss [Abstract]
INVESTMENT FOR FUNDS AT FAIR VALUE THROUGH PROFIT OR LOSS

NOTE 22 — INVESTMENT FOR FUNDS at fair value through profit or loss

	2026	2025
Beginning balance	$2,256,830	$2,299,975
Redemption	(900,000)	-
Liquidated but not received	(1,431,925)	-
Revaluation gain (loss)	$75,095	$(43,145)
Fair value of investment for funds as at March 31,	$-	$2,256,830

On February 12, 2025, the Group made an investment into an open-end fund at cost of $2,299,975. The Fund is a private fund without liquidation date and can be redeemed after one year lock-up period which is from the investor’s initial investment date. The fund currently invested into a convertible loan of a private company. Considering the fund can not repay to the investors at a definite day with a definite amount, the cash flow from the future redemption is considered not an investment with contractual cash flow. Therefore, the financial asset is classified as a financial asset measured at fair value through profit or loss.

The Fund provided a net asset value (“NAV”) report as of March 31, 2025, which considered the effect of loan interest to be collected and management fee or other costs of the fund. As the investment can be only redeemed at the NAV of the fund and the initial investment date is very close to the reporting date, the NAV is adopted by management to value the fair value of the financial asset. The difference of the valuation result and initial investment cost was recorded in the other losses.

During the year ended March 31, 2026, the Company negotiated with the fund manager to early redeem the investment in several installments with the final payment deadline extended to June 30, 2026 at the latest. As of March 31, 2026, the Company received first two installments with amount of $900,000. The final instalment of $1,431,925 including all accrued interest and outstanding management fees should be paid by June 30, 2026. This final instalment payment was classified as other receivable on the Company’s balance sheet, and the difference between the receivable balance and the fund’s carrying value was recognized as a fund revaluation gain in profit or loss. As of June 26, 2026, the receivable was fully collected.